Average Annual Total Returns{- Brokerage and Investment Management Portfolio} - 02.28 Select Portfolios: Group 4 Financials Sector Combo PRO-20 - Brokerage and Investment Management Portfolio	Brokerage and Investment Management Portfolio-Default Return Before Taxes Past 1 year	Brokerage and Investment Management Portfolio-Default Return Before Taxes Past 5 years	Brokerage and Investment Management Portfolio-Default Return Before Taxes Past 10 years	Brokerage and Investment Management Portfolio-Default After Taxes on Distributions Past 1 year	Brokerage and Investment Management Portfolio-Default After Taxes on Distributions Past 5 years	Brokerage and Investment Management Portfolio-Default After Taxes on Distributions Past 10 years	Brokerage and Investment Management Portfolio-Default After Taxes on Distributions and Sales Past 1 year	Brokerage and Investment Management Portfolio-Default After Taxes on Distributions and Sales Past 5 years	Brokerage and Investment Management Portfolio-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1502 Past 1 year	F1502 Past 5 years	F1502 Past 10 years
Total	40.61%	20.16%	17.11%	40.09%	18.68%	16.03%	24.33%	15.87%	14.15%	28.71%	18.47%	16.55%	42.96%	20.47%	17.79%